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                              HARTFORD QUANTUM LIFE
                              SEPARATE ACCOUNT VL I
                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                               FILE NO. 333-110548

                          SUPPLEMENT DATED MAY 3, 2004
                       TO THE PROSPECTUS DATED MAY 3, 2004

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                 SUPPLEMENT DATED MAY 3, 2004 TO YOUR PROSPECTUS

The Guaranteed Withdrawal Benefit is currently not available to Policies issued on or after March 24, 2004. We will notify all Policy Owners when this rider becomes available.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-4299